INVESTMENTS	9 Months Ended
Sep. 30, 2015
INVESTMENTS.
INVESTMENTS

3. INVESTMENTS

        The Company's long-term investments consisting of cost method investments, equity method investments and available-for-sale securities as of December 31, 2014 and September 30, 2015 were as follows:

	December 31, 2014	September 30, 2015
	RMB	RMB
Available-for-sale securities
Tujia (available-for-sale)	—	2,784,302,479
LY.com (available-for-sale)	1,547,844,523	2,253,163,385
Hanting (available-for-sale)	898,828,511	852,386,094
Easy Go (available-for-sale)	627,905,501	643,186,701
eHi (available-for-sale)	535,024,052	717,027,215
Tuniu (available-for-sale)	216,690,294	313,860,446
A travel agency focusing on teenager market (available-for-sale)	81,000,000	81,000,000
A big-data advertisement company (available-for-sale)	62,046,000	63,556,000
Happy City (available-for-sale)	35,422,062	36,328,061
Dining Secretary (available-for-sale)	29,046,000	30,556,000
Equity method investments
eLong (equity method)	—	2,610,521,829
Homeinns (equity method)	902,964,928	933,734,378
Skyseas (equity method)	161,828,826	140,002,007
Cost method investments
Keystone (cost method)	158,217,350	162,067,851
A C2C carpooling platform (cost method)	—	127,112,000
Zhong An Online (cost method)	50,000,000	50,000,000
Others	11,938,400	56,842,654

Total net book value	5,318,756,447	11,855,647,100

Tujia

        In October 2012, February 2013 and June 2014, the Company and other institutional investors entered into a series of agreements with Tujia.com International Co., Ltd ("Tujia") to issue 70,380,000 shares of Series A redeemable convertible preferred stocks ("Series A preferred shares") with total consideration of US$14.6 million, 33,333,333 shares of Series B redeemable convertible preferred stocks ("Series B preferred shares") with total consideration of US$36.7 million and 30,465,080 shares of Series C redeemable convertible preferred stocks ("Series C preferred shares") with total consideration of US$75 million, respectively.

        The Company has held the majority voting power of Tujia and had consolidated Tujia since it was incorporated.

        In July, 2015, Tujia issued Series D+ redeemable convertible preferred shares to a number of new investors. The Company did not participate the Series D+ financing and as a result, its equity interest, and fully converted voting rights was diluted from approximately 50% to 45%. After the Series D+ financing, the Company was entitled to appoint 6 out of 12 board of directors. The Company concluded that the changes in interest resulted in its loss of control in Tujia under ASC 810, thus the financial statement of Tujia shall be deconsolidated. A gain is recognized for the deconsolidation of Tujia as of the deconsolidation date and was recorded in the Other Income (Note 2). The investment in Tujia was re-measured at its fair value at the date of the deconsolidation.

        The Company recorded this investment as an available-for-sale debt since the preferred shares held by the Company are redeemable at the option of the Company and are not in substance of common stocks. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end. Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. For the period from the date of the deconsolidation to September 30, 2015, the Company did not identify and recognize any change of fair value for the investment in Tujia.

LY.com

        In April, 2014, the Company purchased a minority stake of LY.com, a leading local attraction ticket service provider, with a cash consideration of approximately RMB1.4 billion. According to the purchase and shareholders agreement, the Company has the substantive liquidation preference right which allows the Company to receive a priority in liquidation assets allocation over the other shareholders under the liquidation events. With such liquidation preference, the investment is not considered to be in substance of LY.com's common stock. Therefore, the Company recorded this investment as an available-for-sale equity security and subsequently measured at its fair value.

Hanting

        On March 31, 2010, the Company purchased newly issued 7,202,482 shares from Hanting in a private placement. On the same day, the Company purchased an aggregate of 11,646,964 shares of Hanting from the then shareholders. In addition, on March 31, 2010, the Company purchased 800,000 ADSs representing 3,200,000 shares of Hanting in its initial public offering ("IPO"). All transactions were made at a purchase price of US$12.25 per ADS, or US$3.0625 per share, which is the then IPO price. The total purchase cost is US$67.5 million (approximately RMB461 million). Upon the closing of the transactions described above, the Company holds an aggregate of 22,049,446 shares of Hanting (including 3,200,000 shares represented by ADSs), representing approximately 9% of Hanting's total outstanding shares as of March 31, 2010. The Company has one out of seven seats in Hanting.

        Given the level of investment, the Company applies ASC-320-25 to account for its investment in Hanting. The Company classified the investment as "available for sale" as the Company does not have the ability to exercise significant influence and measured the fair value at every period end (Note 4). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

        The closing price of Hanting as of September 30, 2015 is US$24.33 per ADS. As of September 30, 2015, the Company recorded the investment in Hanting at a fair value of RMB852 million (approximately US$134 million), with RMB423 million increase in fair value of the investment credited to other comprehensive income.

Easy Go

        In December 2013 and August 2014, the Company completed the transactions to acquire equity stake of Easy Go by subscribing its Series B and Series C convertible preferred shares with a total consideration of US$53 million.

        The Company recorded this investment as an available-for-sale debt since the preferred shares purchased by the Company are redeemable at the option of the Company and are not in substance of common stocks. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 4). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. As of September 30, 2015, the Company recorded the investment in Easy Go at a fair value of RMB643 million (approximately US$101 million), with RMB298 million increase in fair value of the investment credited to other comprehensive income.

eHi

        In December 2013 and April 2014, the Company completed the transactions to acquire equity stake of eHi, one of the largest car rental companies in China, by subscribing its Series E and Series E Plus convertible preferred shares with a total consideration of approximately US$107 million. In November 2014, with the consummation of eHi's initial public offering, the convertible preferred shares held by the Company were converted into common share of eHi. In November, 2014, the Company purchased US$10 million additional common shares at its IPO price. In May, 2015, the Company sold US$10 million common shares at the IPO price. Upon the closing of the transactions described above, the Company held an aggregate equity interest of approximately 14% of eHi's total outstanding share and 19.9% of eHi's voting power as of September 30, 2015. The Company has one out of seven seats in eHi.

        The Company continued to record this investment as an available-for-sale debt security since the Company does not have the ability to exercise significant influence. The available-for-sale debt security is measured at fair value at every period end (Note 4). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

        The closing price of eHi as of September 30, 2015 is US$11.59 per ADS. As of September 30, 2015, the Company recorded the investment in eHi at a fair value of RMB717 million (approximately US$113 million), with RMB37 million increase in fair value of the investment credited to other comprehensive income.

Tuniu

        In May, 2014, the Company purchased 1,666,667 ADSs representing 5,000,000 shares of Tuniu upon its IPO. The transaction was made at a purchase price of US$9 per ADS, or US$3 per share, which is the then IPO price. The total purchase cost is US$15 million (RMB93 million). In addition, in December, 2014, the Company purchased 3,731,034 newly issued class A ordinary shares of Tuniu at a purchase price of US$12 per ADS, or US$4 per share. Upon the closing of the transactions described above, the Company held an aggregate equity interest approximately 4.6% of Tuniu's total outstanding shares as of December 31, 2014. The Company has one out of nine seats in Tuniu

        Given the level of investment, the Company applies ASC-320-25 to account for its investment in Tuniu. The Company classified the investment as "available for sale" and measured the fair value at every period end (Note 4). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

        The closing price of Tuniu as of September 30, 2015 is US$11.87 per ADS. As of September 30, 2015, the Company recorded the investment in Tuniu at a fair value of RMB314 million (US$49 million), with RMB4 million decrease in fair value of the investment credited to other comprehensive income.

A travel agency focusing on teenager market

        In August, 2014, the Company completed the transactions to acquire a minority stake of a travel agency focusing on teenager market, with a cash consideration of RMB81 million. According to the purchase and shareholders agreement, the Company has the substantive liquidation preference right which allows the Company to receive a priority in the liquidation assets allocation over the other shareholders under the liquidation events. With such liquidation preference, the investment is not considered to be in substance of the acquired entity's common stock. Therefore, the Company recorded this investment as an available-for-sale equity security and subsequently measured at its fair value. There is no significant change in fair value of the investment from the initial investment day to September 30, 2015.

A big-data advertisement company

        In August 2014, the Company completed the transactions to acquire a minority stake of Seris B preferred shares of a big-data advertisement company with a total consideration of US$10 million.

        The Company recorded this investment as an available-for-sale debt since the Company does not have the ability to exercise significant influence and the preferred shares purchased by the Company are redeemable at the option of the Company. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 4). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. There is no significant change in fair value of the investment from the initial investment day to September 30, 2015.

Happy City

        In June 2013, the Company entered into agreements to acquire a minority stake of the Series A preferred shares in Happy City, a privately owned mobile application software company, with total consideration of US$6 million. Happy City is engaged in development and operation of a mobile application for hotel searching and booking.

        The Company recorded this investment as an available-for-sale debt security since the preferred shares purchased by the Company are redeemable at the option of the Company and are not common stocks in substance. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 4). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. The decrease in fair value of the investment in Happy City of RMB2 million (US$0.3 million) was recorded to other comprehensive income as of September 30, 2015.

Dining Secretary

        In November 2010, the Company completed the transactions to acquire a minority stake of Dining Secretary's Series B convertible preferred shares with total consideration of US$10 million. Dining Secretary is a provider of free online and offline restaurant reservations for diners.

        The Company recorded this investment as an available-for-sale debt security. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 4). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. As of December 31 2014, the Company recorded an other than temporary investment impairment of RMB33 million in Dining Secretary based on the difference of its fair value and cost with the previously recognized unrealized loss in other comprehensive income with amount of RMB4 million reversed.

eLong

        In May 2015, the Company entered into a share purchase agreement with certain selling shareholders, including Expedia, Inc. ("Expedia"), together with several other investors to acquire approximately 37.6% share capital of eLong, Inc. ("eLong"). The total consideration was approximately USD414 million. The Company has one out of eight board seats of eLong. The Company's investment of eLong is common stock in nature and due to the significant influence of eLong that the Company is entitled to, the Company applies the equity method to account for the investment starting June 2015.

        The Company calculated equity in income or losses of investment in eLong on one quarter lag basis, as allowed, as the financial statements of eLong were not available within a sufficient time period.

Homeinns

        The Company purchased ADSs of Homeinns from time to time through the open market and in a private placement transaction. As of December 31, 2014, the Company held an aggregate equity interest of approximately 15.1% of the outstanding shares of Homeinns (or 14,400,765 shares). Given the level of investment and the common directors on Board of both companies, the Company applied equity method of accounting to account for the investment in Homeinns.

        The Company calculated the equity in income or losses of investment in Homeinns on one quarter lag basis, as allowed, as the financial statements of Homeinns were not available within a sufficient time period.

        On October 1, 2011, Homeinns completed a transaction to acquire 100% equity interest in a business, pursuant to which Homeinns issued additional ordinary shares as part of the total consideration. As a result, the Company's equity interest in Homeinns effectively decreased from 17.5% to 15.1%. In accordance with ASC 323-10-40-1, the Company accounts for a share issuance by an investee as if the investor had sold a proportionate share of its investment. The issuance price per share of the newly issued capital by the investee is higher than the Company's average per share carrying amount, thus the Company recognized the non-cash gain of RMB39.3 million for the period ended December 31, 2012 as a result of the equity dilution impact. The Company picks up equity calculation of Homeinns on a quarter lag basis, as the Company is not able to timely obtain all necessary financial information from Homeinns to perform the equity investment reconciliations between the Company and Homeinns.

        The carrying amount and unrealized securities holding profit for investment in Homeinns as of December 31, 2014 and September 30, 2015 were as follows:

	December 31, 2014	September 30, 2015
	RMB	RMB
Investment cost
Balance at beginning of year	554,626,285	568,679,251
Foreign currency translation	14,052,966	11,235,008

Total investment cost	568,679,251	579,914,259

Value booked under equity method
Share of cumulative profit	357,085,613	379,535,689
Amortization of identifiable intangible assets, net of tax	(22,799,936)	(25,715,570)

Total booked value under equity method.	334,285,677	353,820,119

Net book value	902,964,928	933,734,378

        In 2014, among the share of cumulative profit of Homeinns, the Company recognized gain as a result of the equity dilution impact in Homeinns with amount of RMB 12 million.

        The financial information of Homeinns as of September 30, 2014 and June 30, 2015 is as follows:

	September 30, 2014	June 30, 2015
	RMB ('000)	RMB ('000)
Current assets	1,230,755	1,394,546
Non-current assets	8,030,078	7,895,931
Current liabilities	1,751,016	2,579,453
Non-current liabilities	2,546,507	1,556,096
Retain earnings	1,568,795	1,638,737
Non-controlling interest	15,188	17,409
Total shareholders' equity	4,963,310	5,154,928

        The financial information of Homeinns as of and for the nine-month period ended December 31, 2014 and June 30, 2015 is as follows:

Total revenues	4,780,743	4,773,053
Net Revenues	4,483,401	4,485,989
Income from operations	359,185	219,612
Net income	198,384	121,282
Net (loss) / income attributable to Homeinns Group's shareholders	195,884	119,062

        The closing price of Homeinns as of September 30, 2015 is US$28.74 per ADS, the aggregate market value of the Company's investment in Homeinns is approximately RMB1.3 billion (US$207 million).

Skyseas

        In September 2014, the Company made a US$ 52.5 million investment in a 70% equity stake of Skyeas, a cruise company, which targets to provide Chinese customers the world-class and tailor-made cruise products. The Company also provided a loan with amount of US$ 160 million to Skyseas at the interest rate of 3% per annum. Concurrently, Skyseas purchased a cruise ship from Royal Caribbean Cruises Ltd. ("RCL") with amount of US$ 220 million. Thus the Company obtained the control over Skyseas and its financial results were consolidated with the Company's consolidated financial statements on its incorporation.

        In November 2014, the Company entered into a share transfer agreement with RCL to transfer 35% share capital of Skyseas to RCL for US$ 26.3 million, representing the Company's original cost for the investment. RCL also provided US$ 80 million loan to Skyseas from the US$ 160 million provided by the Company. After the transaction, the Company and RCL each owns 35% of Skyseas, with the remaining equity interest being owned by Skyseas management and a private equity fund and each provided a loan to Skyseas with amount of US$ 80 million. The Company has two out of five board seats of Skyseas and is entitled to appoint the senior management, including CEO. The Company lost the ability to control Skyseas after the share transfer. Therefore, the Company has applied equity method to account for the investment since December 2014 due to the Company continues to maintain the ability to exercise the significant influence. There was no gain or loss on the loss of control and deconsolidation though the Company deconsolidated cash of US$ 19 million in the transactions.

Keystone

        In December, 2013, the Company acquired approximately 4% equity shares in Keystone Lodging Holdings Limited ("Keystone"), which in 2013, merged with 7 Days Group Holdings Limited ("7 Days"), a leading economy hotel chain based in China. The total consideration was RMB155 million (US$25.5 million). The Company applied cost method of accounting to account for the investment due to lack of ability to exercise significant influence.

Zhong An Online

        In October 2013, the Company entered into agreements to contribute a 5% equity stake in Zhong An Online Property Insurance Co., Ltd, China's first online insurance company. The capital contribution is RMB50 million. The Company applied cost method of accounting to account for the investment due to lack of ability to exercise significant influence.

A C2C carpooling platform

        In May, 2015, the Company acquired 5% equity shares in a C2C carpooling platform. The consideration was USD20 million. The Company applied cost method of accounting to account for the investment due to lack of ability to exercise significant influence.

        Other investments included equity investments in certain privately-held companies.

        As of December 31, 2014 and September 30, 2015, no impairments have been recorded for these investments. As of September 30, 2015, the equity-method investments, on an individual basis or on an aggregated basis by any combination are not significant for the Company.